STOCK-BASED COMPENSATION (Tables) - Ensysce Biosciences, Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes the Company’s stock option activity the three months ended March 31, 2021:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2020	71,813,169	$0.15	6.8	$1,817,383
Granted	-	$-		$-
Exercised	(4,325,381)	$0.06		$472,453
Expired / Forfeited	-	$-		$-
Outstanding at March 31, 2021	67,487,788	$0.16	7.0	$1,344,930
Exercisable at March 31, 2021	65,543,350	$0.16	6.9	$1,328,263
Vested and expected to vest	67,487,788	$0.16	7.0	$1,344,930

The following table summarizes the Company’s stock option activities for the years ended December 31, 2020 and 2019:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2018	43,544,606	$0.13	7.3	$2,209,192
Granted	45,300,000	$0.17	9.2
Expired / Forfeited	(1,985,902)	$0.03		$285,269
Outstanding at December 31, 2019	86,858,704	$0.15	8.0	$1,923,924
Granted	2,000,000	$0.22	9.3
Expired / Forfeited	(17,045,535)	$0.16		$106,541
Outstanding at December 31, 2020	71,813,169	$0.15	6.8	$1,817,383
Exercisable at December 31, 2020	67,479,826	$0.15	6.7	$1,700,715
Vested and expected to vest	71,813,169	$0.15	6.8	$1,817,383

SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material factors incorporated in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows:

Three months ended
March 31, 2021
Stock price	$0.17
Exercise price	$0.22
Expected stock price volatility	124.0%
Expected term (years)	5.8
Risk-free interest rate	1.52%
Expected dividend yield	0%

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material factors incorporated in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows:

	For the years ended December 31,
	2020	2019
Expected dividend yield	0.00%	0.00%
Expected stock-price volatility	124.0%	105.0%
Risk-free interest rate	0.27% - 1.52%	2.21% - 2.56%
Stock price	$0.17	$0.17
Expected term (years)	5.8	5.0

SCHEDULE OF OPTIONS OUTSTANDING

As of March 31, 2021 and December 31, 2020, the options outstanding under each plan were as follows:

	March 31,	December 31,
	2021	2020
Legacy Plans	4,022,288	8,247,669
2016 Plan	61,265,500	61,265,500
2019 Directors Plan	2,200,000	2,300,000
Total options outstanding	67,487,788	71,813,169

SCHEDULE OF COMMON STOCK RESERVED FOT FUTURE ISSUANCE

The following shares of common stock are reserved for future issuance:

March 31, 2021
Stock options outstanding	67,487,788
Stock options available for future grant under 2016 Plan	38,734,500
Stock options available for future grant under 2019 Directors Plan	200,000
Warrants oustanding	300,000
Total shares of common stock reserved for future issuance	106,722,288